Acquisitions - Schedule of Pro-forma Information (Details) - Galileo Financial Technologies, Inc. - Social Finance, Inc. - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Total net revenue	$ 99,278	$ 625,413	$ 483,921
Net loss	$ (24,560)	$ (304,219)	$ (209,770)